Description of Organization and Business Operations (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Jul. 31, 2012
Description of Organization and Business Operations (Textual)
Unit issued in public offering	4,000,000	4,000,000
Number of common stock in each unit issued in public offering	1
Ordinary share par value
Number of redeemable warrants in each unit	1
Number of private placement warrants	3,266,667
Proceeds from issuance of Private Placement Warrants	$ 42,450,000
Underwriter's compensation	1,200,000
Underwriter's compensation, remaining balance due	1,175,000
Advances to underwriter	25,000
Sales price of private placement warrants	2,450,000	2,450,000
Principal deposited in Trust Account		40,600,000
Treasury bills maturity period		180 days
Maximum available period of business combination		5 years
Maximum Interest payable as dissolution expenses		50,000
Tangible asset minimum threshold amount		$ 5,000,001
Business combination restricted from seeking redemption rights aggregate percentage		19.90%
Trust account liability condition		Julio Gutierrez, the Company's chairman and initial shareholder, has agreed that he will be liable to the Company, if and to the extent any claims by any party reduce the amount in the Trust Account to below $10.15 per share except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act"). Moreover, in the event an executed waiver is deemed to be unenforceable against a third party, Mr. Gutierrez will not be responsible to the extent of any liability for such third party claims.